Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Accrual to cash	$ 4,050
Patents	90,480
Net operating losses	1,201,974
Other	61,441
Gross deferred income tax assets	1,357,945
Less: valuation allowance	(847,269)
Net deferred income tax asset	510,676
Accrual to cash	(105,075)
Property and equipment	(405,601)
Gross deferred income tax liabilities	(510,676)
Net deferred tax asset (liability)